Earnings Per Share (Table)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earning Per Share

Basic and diluted earnings per share for each of the years presented is calculated as follows:

	Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Numerator:
Net income used in calculating earnings per share-basic and diluted	371,711,219	442,718,263	261,344,391	40,052,780
Denominator:
Weighted average number of Class A ordinary shares outstanding used in calculating basic and diluted earnings per share	62,860,578	67,315,727	68,286,954	68,286,954
Weighted average number of Class B ordinary shares outstanding used in calculating basic and diluted earnings per share	36,288,343	34,762,909	34,762,909	34,762,909
Allocation of undistributed earnings — basic and diluted:
To Class A Shares	235,665,522	291,950,431	173,182,301	26,541,349
To Class B Shares	136,045,697	150,767,832	88,162,090	13,511,431
Basic and diluted earnings per share:
To Class A Shares	3.75	4.34	2.54	0.39
To Class B Shares	3.75	4.34	2.54	0.39